RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-Term
Allowances for advances to growers and suppliers	$ (15,817)	$ (9,606)
Net advances to growers and suppliers	120,940	72,350
Long-Term
Net advances to growers and suppliers	11,126	10,337
Secured advances
Short-Term
Gross advances to growers and suppliers	69,681	49,919
Allowances for advances to growers and suppliers	(12,534)	(5,512)
Long-Term
Gross advances to growers and suppliers	8,957	11,456
Allowances for advances to growers and suppliers	0	(1,735)
Unsecured advances
Short-Term
Gross advances to growers and suppliers	67,076	32,037
Allowances for advances to growers and suppliers	(3,283)	(4,094)
Long-Term
Gross advances to growers and suppliers	5,316	1,358
Allowances for advances to growers and suppliers	$ (3,147)	$ (742)